Note 3 - Goodwill and Intangible Assets (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 1,164,845	$ 329,594	$ 583,463	$ 874,937	$ 1,671,871
Indefinite-Lived Trademarks			$ 1,900,000	$ 1,900,000	$ 1,900,000